Schedule of Investments (unaudited) August 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 91.7%

New Jersey — 88.1%

Corporate — 5.8%
County of Union New Jersey Utilities
Authority, Refunding RB, Covanta Union, Inc., Series A, AMT, 4.75%, 12/01/31	$1,250	$1,326,850
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	3,500	3,866,828
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,000	1,164,510
Provident Group-Kean Properties, Series A, 5.00%, 07/01/47	265	294,696
Series A, 5.00%, 06/15/42	4,545	5,317,059
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,449,451
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,026,150
New Jersey American Water Co., Inc. Project, Series D, AMT, 4.88%, 11/01/29	1,000	1,039,070
Provident Group-Monteclair Properties LLC (AGM), 5.00%, 06/01/37	2,760	3,302,478
Sub Series A, 5.00%, 07/01/33	125	145,354
Sub Series A, 4.00%, 07/01/34	165	176,792
New Jersey EDA, Refunding RB, New Jersey Natural Gas Company Project:
3.38%, 04/01/38	960	992,755
3.50%, 04/01/42	720	748,577

		20,850,570

County/City/Special District/School District — 12.5%
Carlstadt School District, GO, Refunding, 4.00%, 05/01/30	1,415	1,565,273
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,020	1,123,887
5.25%, 11/01/44	1,590	1,752,180
(AGM), 4.00%, 11/01/34	500	543,725
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement (BAM), 5.00%, 07/01/39	660	784,126
City of East Orange New Jersey, GO, Refunding (AGM):
3.00%, 09/15/30	2,200	2,352,812
3.00%, 09/15/31	2,200	2,339,260

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 07/01/35	$600	$601,680
5.00%, 07/01/36	145	145,403
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20(a)	501	513,901
County of Essex New Jersey Improvement Authority, RB:
AMT, 5.25%, 07/01/45 (b)	1,000	1,017,410
Newark Project, Series A (AGM), 6.00%, 11/01/20(c)	1,090	1,152,119
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	2,076,705
County of Mercer New Jersey, GO, Refunding, 3.00%, 02/15/31	1,585	1,702,829
Ewing Township Board of Education, GO:
4.00%, 07/15/38	920	1,048,101
4.00%, 07/15/39	840	954,744
Monmouth Regional High School District, GO, 3.00%, 02/01/34	1,260	1,326,011
New Jersey EDA, RB:
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	1,920	2,290,330
School Facilities Construction, Series EEE, 5.00%, 06/15/43	2,155	2,546,801
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	2,500	2,975,425
New Jersey Sports & Exposition Authority, Refunding RB, (NPFGC), 5.50%, 03/01/21(a)	805	857,373
Toms River Board of Education, GO, River Regional School District, 3.00%, 07/15/37	4,605	4,791,549
Township of Bloomfield New Jersey, GO, Refunding, General Improvement Bonds:
3.00%, 02/01/32	1,000	1,068,830
3.00%, 02/01/33	1,040	1,102,826
Township of Egg Harbor New Jersey School District, GO, Refunding, (AGM), 5.75%, 07/15/25	2,000	2,501,120
Township of Irvington New Jersey, GO, Refunding, Series A (AGM), 5.00%, 07/15/31	2,445	2,807,325
Township of Monroe NJ/Gloucester County, GO, Refunding, 3.00%, 05/01/32	405	427,328

1

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Township of Monroe NJ/Middlesex County, GO, Refunding:
3.00%, 06/01/36	$310	$322,533
3.00%, 06/01/37	385	398,467
3.00%, 06/01/38	410	422,316
Township of Sparta New Jersey Board of Education, GO, Refunding, 5.00%, 02/15/36	1,350	1,600,357

		45,112,746

Education — 16.5%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 07/01/46	1,250	1,349,075
County of Gloucester New Jersey Improvement Authority, RB, Rowan University General Capital Improvement Projects:
5.00%, 07/01/44	530	619,978
Series A, 5.00%, 07/01/34	1,855	2,200,716
New Jersey EDA, RB:
Beloved Community Charter School, Inc. Project, Series A, 5.00%, 06/15/39(b)	825	905,768
Beloved Community Charter School, Inc. Project, Series A, 5.00%, 06/15/49(b)	135	146,968
Foundation Academy Charter School Project, Series A, 5.00%, 07/01/50	200	227,518
Golden Door Charter School Project, Series A, 5.13%, 11/01/29(b)	100	109,545
Golden Door Charter School Project, Series A, 6.25%, 11/01/38(b)	210	244,904
Golden Door Charter School Project, Series A, 6.50%, 11/01/52(b)	1,210	1,402,523
Hatikvah International Academy Charter School Project, Series A, 5.00%, 07/01/27(b)	170	183,240
Hatikvah International Academy Charter School Project, Series A, 5.25%, 07/01/37(b)	470	507,788
Hatikvah International Academy Charter School Project, Series A, 5.38%, 07/01/47(b)	815	870,705

Security	Par (000)	Value

Education (continued)
MiddleSex Water Company Project (AMT), 4.00%, 08/01/59	$4,200	$4,624,410
Rutgers — The State University of New Jersey, College Avenue Redevelopment Project, 5.00%, 06/15/38	2,000	2,257,920
Series AAA, 5.00%, 06/15/41	1,990	2,301,196
Team Academi Charter School Project, Series A, 5.00%, 12/01/48	2,190	2,588,996
Team Academy Charter School Project, 6.00%, 10/01/43	1,000	1,139,680
New Jersey EDA, Refunding RB:
Greater Brunswick Charter School, Inc. Project, Series A, 4.75%, 08/01/24(b)	250	255,730
Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 08/01/34(b)	250	262,703
Greater Brunswick Charter School, Inc. Project, Series A, 5.88%, 08/01/44(b)	430	451,625
School Facilities Construction, Series PP, 4.00%, 06/15/30	4,875	5,192,801
Teaneck Community Charter School Project, Series A, 3.50%, 09/01/22(b)	125	127,556
Teaneck Community Charter School Project, Series A, 5.00%, 09/01/37(b)	315	347,615
Teaneck Community Charter School Project, Series A, 5.13%, 09/01/52(b)	1,000	1,093,210
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 09/01/33	1,750	1,978,970
Rider University Issue, Series F, 4.00%, 07/01/42	940	983,127
Rider University Issue, Series F, 5.00%, 07/01/47	1,520	1,730,019
New Jersey Educational Facilities Authority, Refunding RB:
Kean University, Series A, 5.25%, 09/01/19(c)	1,705	1,705,000
Kean University, Series A (AGC), 5.50%, 09/01/19(c)	1,000	1,000,000

2

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Kean University, Series H, 4.00%, 07/01/39	$715	$784,884
Montclair State University, Series A, 5.00%, 07/01/33	2,005	2,334,742
Montclair State University, Series B, 5.00%, 07/01/32	2,465	2,990,440
Ramapo College, Series B, 5.00%, 07/01/42	560	608,429
William Paterson University, Series C, 4.00%, 07/01/35	1,500	1,659,345
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, AMT, Sub-Series C, 4.00%, 12/01/48	700	756,644
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/28	425	452,247
Series 1A, 5.00%, 12/01/25	45	45,358
Series 1A, 5.00%, 12/01/26	290	292,306
Series A, 2.38%, 12/01/29	3,000	3,058,530
Sub-Series C, AMT, 3.63%, 12/01/49	1,065	1,105,917
New Jersey Institute of Technology, RB, Series A:
5.00%, 07/01/22(c)	740	821,873
5.00%, 07/01/32	1,040	1,144,010
5.00%, 07/01/40	5,000	5,924,100
5.00%, 07/01/42	635	692,264

		59,480,375

Health — 13.9%
New Jersey EDA, RB, Refunding Cranes Mill Project:
5.00%, 01/01/34	270	317,528
5.00%, 01/01/39	270	314,960
5.00%, 01/01/49	540	623,441
New Jersey Health Care Facilities Financing Authority, RB:
Greystone Park Psychiatric Hospital Project, Series A, 5.00%, 09/15/29	2,000	2,237,160
Inspira Health Obligated Group, 5.00%, 07/01/42	4,660	5,610,034

Security	Par (000)	Value

Health (continued)
Robert Wood Johnson University Hospital, Series A, 5.25%, 07/01/35	$1,460	$1,660,604
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/39	1,150	1,329,251
Robert Wood Johnson University Hospital, Series A, 5.00%, 07/01/43	1,535	1,766,401
Robert Wood Johnson University Hospital, Series A, 5.50%, 07/01/43	920	1,045,387
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 07/01/21(c)	2,985	3,252,695
AHS Hospital Corp., 4.00%, 07/01/41	1,000	1,108,790
Hackensack Meridian Health Obligated Group, Series A, 5.00%, 07/01/37	6,000	7,354,440
Holy Name Medical Center, 5.00%, 07/01/25	500	514,615
Hunterdon Medical Center, 5.00%, 07/01/31	300	342,831
Hunterdon Medical Center, 5.00%, 07/01/45	2,650	2,973,273
Meridian Health System Obligated Group, 5.00%, 07/01/27	1,500	1,658,805
Princeton Healthcare System, 5.00%, 07/01/34	1,000	1,214,620
Princeton Healthcare System, 5.00%, 07/01/39	4,060	4,903,627
Robert Wood Johnson University Hospital, 5.00%, 01/01/20(c)	1,500	1,518,900
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 07/01/32	2,300	2,617,239
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 07/01/43	1,290	1,549,948
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(c)	1,540	1,665,264
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	2,230	2,468,655
St. Luke’s Warren Hospital Obligated Group, 5.00%, 08/15/34	460	511,782

3

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Virtua Health, 5.00%, 07/01/29	$285	$329,010
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	1,000	1,107,600

		49,996,860

Housing — 1.9%
New Jersey EDA, Refunding RB, Provident Group-Montclair Properties LLC (AGM), 5.00%, 06/01/42	690	818,236
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A:
M/F Housing, 4.00%, 11/01/48	150	162,311
M/F Housing, 4.10%, 11/01/53	100	108,269
S/F Housing, 3.75%, 10/01/35	1,155	1,258,349
Newark Housing Authority, RB, M/F Housing, Series A:
5.00%, 12/01/30	1,640	1,857,316
4.38%, 12/01/33	2,515	2,721,331

		6,925,812

State — 7.5%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 0.00%, 11/01/27(d)	4,135	3,563,998
CAB, Series B, 0.00%, 11/01/24(d)	10,000	9,244,800
Election of 2005, Series A, 5.75%, 11/01/28	2,565	3,296,974
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series A (NPFGC), 0.00%, 07/01/21(d)	1,675	1,610,646
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	3,000	3,486,570
School Facilities Construction, Series KK, 5.00%, 03/01/38	1,070	1,152,754
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 0.00%, 03/15/21(d)	2,000	1,953,760
Cigarette Tax, 5.00%, 06/15/22	1,700	1,862,979

Security	Par (000)	Value

State (continued)
Cigarette Tax, 5.00%, 06/15/29	$640	$694,394

		26,866,875

Tobacco — 2.5%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	915	1,072,691
Sub-Series B, 5.00%, 06/01/46	7,085	7,910,828

		8,983,519

Transportation — 25.3%
Delaware River Port Authority, RB, Series D, 5.00%, 01/01/20(c)	1,875	1,898,681
Delaware River Port Authority of Pennsylvania & New Jersey, RB, 5.00%, 01/01/40	1,500	1,710,900
New Jersey EDA, RB, AMT, Goethals Bridge Replacement Project:
(AGM), 5.13%, 07/01/42	1,000	1,112,240
5.13%, 01/01/39	1,000	1,115,130
Private Activity Bond, 5.38%, 01/01/43	905	1,019,093
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	2,000	2,331,240
New Jersey State Turnpike Authority, Refunding RB:
Series A (BHAC), 5.25%, 01/01/30	1,000	1,356,360
Series B, 5.00%, 01/01/34	1,600	2,004,192
Series I, 5.00%, 01/01/20(c)	2,500	2,532,075
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,720	2,067,853
CAB, Transportation System, Series A, 0.00%, 12/15/32(d)	10,000	6,927,500
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	8,900	5,514,440
CAB, Transportation System, Series A, 0.00%, 12/15/38(d)	10,000	5,512,200
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	1,250	1,490,250
Series B, 5.25%, 06/15/26	1,500	1,595,505
Transportation Program, Series AA, 5.25%, 06/15/31	2,000	2,250,080
Transportation Program, Series AA, 5.00%, 06/15/45	1,000	1,128,580
Transportation System, Series A, 6.00%, 06/15/35	3,185	3,400,816

4

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Transportation System, Series B, 5.00%, 06/15/42	$600	$626,682
New Jersey Transportation Trust Fund Authority, Refunding RB:
Federal Highway Reimbursement, Series A, 5.00%, 06/15/31	2,730	3,242,066
Transportation System, Series A, 5.00%, 12/15/32	1,775	2,138,502
Transportation System, Series A, 5.00%, 12/15/35	1,005	1,204,774
Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	1,965,546
New Jersey Turnpike Authority, RB, Series A, 4.00%, 01/01/48	9,000	10,204,650
New Jersey Turnpike Authority, Refunding RB, Series E, 5.00%, 01/01/32	1,350	1,703,147
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 06/01/94	1,000	1,219,840
JFK International Air Terminal LLC, Special Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	1,645	1,719,650
Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,048,140
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated Bonds, Series 225th, 4.00%, 09/01/43	7,305	8,382,341
Consolidated, 178th Series, 5.00%, 12/01/43	285	323,002
Consolidated, 186th Series, 5.00%, 10/15/44	3,000	3,483,600
Port Authority of New York & New Jersey, Refunding RB, Consolidated 205th series, 5.00%, 11/15/42	1,975	2,483,108
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, 5.00%, 01/01/48	2,380	2,769,701
South Jersey Transportation Authority, Refunding RB, Transportation System, Series A:
5.00%, 11/01/28	295	323,594
5.00%, 11/01/29	295	323,111
5.00%, 11/01/32	440	501,688
5.00%, 11/01/33	250	284,413

Security	Par (000)	Value

Transportation (continued)
5.00%, 11/01/34	$250	$283,373
5.00%, 11/01/39	1,500	1,690,110

		90,888,173

Utilities — 2.2%
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	500	535,125
New Jersey Environmental Infrastructure Trust, RB, Series B, AMT, 5.00%, 09/01/28	1,355	1,456,178
North Hudson New Jersey Sewerage Authority, Refunding RB, Series A (NPFGC), 0.00%, 08/01/21(a)(d)	5,000	4,878,850
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/20(c)	980	1,041,730

		7,911,883

Total Municipal Bonds in New Jersey		317,016,813

Puerto Rico — 3.6%

State — 2.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(d)	2,874	753,534
CAB, Series A-1, 0.00%, 07/01/51(d)	1,969	380,057
Series A-1, 4.75%, 07/01/53	1,821	1,865,068
Series A-1, 5.00%, 07/01/58	3,198	3,332,124
Series A-2, 4.33%, 07/01/40	580	588,903

5

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series A-2, 4.78%, 07/01/58	$1,518	$1,557,802

		8,477,488

Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	640	649,875

Utilities — 1.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	935	974,382
5.13%, 07/01/37	455	474,779
5.25%, 07/01/42	2,430	2,541,197

		3,990,358

Total Municipal Bonds in Puerto Rico		13,117,721

Total Municipal Bonds — 91.7% (Cost — $298,089,595)		330,134,534

Municipal Bonds Transferred to Tender Option Bond Trusts(e) — 11.2%

New Jersey — 11.2%

Corporate — 3.1%
New Jersey Economic Development Authority, Refunding RB, New Jersey Natural Gas Company Project, AMT(f):
3.00%, 08/01/41	4,622	4,609,528
3.00%, 08/01/43	6,648	6,629,434

		11,238,962

County/City/Special District/School District — 3.0%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	1,440	1,732,781
County of Union New Jersey Utilities Authority, Refunding RB, Series A, AMT:
County Deficiency Agreement, 5.00%, 06/15/41	2,000	2,124,120

Security	Par (000)	Value

County/City/Special District/School District (continued)
Resource Recovery Facility, Covanta Union, Inc., 5.25%, 12/01/31	$6,300	$6,803,244

		10,660,145

Education — 0.8%
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	2,500	2,798,550

Health — 2.2%
New Jersey Health Care Facilities Financing Authority, RB, Inspira Health Obligated Group, 4.00%, 07/01/47	7,332	8,056,485

Transportation — 2.1%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	5,001	5,270,416
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	495	529,610
Series 194th, 5.25%, 10/15/55	1,455	1,755,647

		7,555,673

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.2% (Cost — $38,423,968)		40,309,815

Total Long-Term Investments — 102.9% (Cost — $336,513,563)		370,444,349

	Shares

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.20%(g)(h)	8,257,220	8,258,045

Total Short-Term Securities — 2.3% (Cost — $8,257,892)		8,258,045

Total Investments — 105.2% (Cost — $344,771,455)		378,702,394

Other Assets Less Liabilities — 0.9%		3,433,018

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.1)%		(22,119,783)

Net Assets — 100.0%		$360,015,629

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

6

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on February 01, 2037, is $5,808,746.

(g)	Annualized 7-day yield as of period end.
(h)

During the period ended August 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 08/31/19	Value at 08/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	15,937,171	(7,679,951)	8,257,220	$8,258,045	$61,953	$1,082	$(949)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

CAB	Capital Appreciation Bonds

EDA	Economic Development Authority

GO	General Obligation Bonds

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

7

Schedule of Investments (unaudited) (continued) August 31, 2019	BlackRock New Jersey Municipal Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	82	12/19/19	$10,801	$(10,336)
Long U.S. Treasury Bond	112	12/19/19	18,508	(67,735)
5-Year U.S. Treasury Note	80	12/31/19	9,598	(9,069)

				$(87,140)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$370,444,349	$—	$370,444,349
Short-Term Securities	8,258,045	—	—	8,258,045

	$8,258,045	$370,444,349	$—	$378,702,394

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(87,140)	$—	$—	$(87,140)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $22,053,726 are categorized as Level 2 within the disclosure hierarchy.

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